Dividends (Dividends on Preferred Stock and Common Stock) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate		¥ 94,828
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share		¥ 10.00
Cash dividends In aggregate		¥ 989
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 3.75	¥ 3.75
Cash dividends In aggregate	¥ 95,174	¥ 93,839